Business acquisitions - Schedule of business combination (Details) - USD ($) $ in Millions	Dec. 01, 2021	Feb. 01, 2021
Norbord, Inc.
West Fraser purchase consideration:
Fair value of consideration transferred		$ 3,506
Fair value of net assets acquired:
Cash and short-term investments		642
Accounts receivable		232
Inventories		334
Prepaid expenses		12
Property, plant and equipment		2,088
Timber licenses		10
Other non-current assets		6
Other intangibles		17
Customer relationship intangible		470
Goodwill		1,339
Payables and accrued liabilities		301
Income tax payable		(155)
Current portion of reforestation and decommissioning obligations		(2)
Long-term debt		(720)
Other non-current liabilities		(36)
Deferred income tax liabilities		(430)
Identifiable assets acquired (liabilities assumed)		3,506
Norbord, Inc. | Issued share
West Fraser purchase consideration:
Fair value of equity interests		3,482
Norbord, Inc. | Share-based payments
West Fraser purchase consideration:
Fair value of equity interests		$ 24
Angelina Forest
West Fraser purchase consideration:
Cash transferred	$ 310
Fair value of net assets acquired:
Cash and short-term investments	8
Accounts receivable	7
Inventories	11
Property, plant and equipment	213
Goodwill	78
Payables and accrued liabilities	7
Identifiable assets acquired (liabilities assumed)	$ 310